Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total current tax (benefit) expense	$ 2,553	$ 136	$ 505
Deferred tax (benefit) expense for
Change in temporary differences	3,864	4,388	1,878
Tax loss and tax credit carried forward	2,016	(153)	(3,390)
Change in valuation allowance	(4,561)	(4,058)	1,488
Total deferred tax (benefit) expense	1,319	177	(24)
Total income tax (benefit) expense	$ 3,872	$ 313	$ 481